Shareholder Report, Holdings (Details)	Aug. 31, 2024
Columbia Global Value Fund Class R | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Global Value Fund Class R | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Global Value Fund Class R | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund Class R | Procter and Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Global Value Fund Class R | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Value Fund Class R | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund Class R | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund Class R | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund Class R | Northern Star Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Value Fund Class R | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Value Fund Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Columbia Global Value Fund Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Global Value Fund Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Global Value Fund Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Global Value Fund Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Global Value Fund Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Global Value Fund Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Global Value Fund Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Global Value Fund Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Global Value Fund Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.60%
Columbia Global Value Fund Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Global Value Fund Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Global Value Fund Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Global Value Fund Class R | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Global Value Fund Class R | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Value Fund Class R | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Global Value Fund Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Global Value Fund Class R | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Global Value Fund Class R | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Global Value Fund Institutional 3 Class | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Global Value Fund Institutional 3 Class | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Global Value Fund Institutional 3 Class | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund Institutional 3 Class | Procter and Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Global Value Fund Institutional 3 Class | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Value Fund Institutional 3 Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund Institutional 3 Class | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund Institutional 3 Class | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund Institutional 3 Class | Northern Star Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Value Fund Institutional 3 Class | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Value Fund Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Columbia Global Value Fund Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Global Value Fund Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Global Value Fund Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Global Value Fund Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Global Value Fund Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Global Value Fund Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Global Value Fund Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Global Value Fund Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Global Value Fund Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund Institutional 3 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.60%
Columbia Global Value Fund Institutional 3 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Global Value Fund Institutional 3 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Global Value Fund Institutional 3 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Global Value Fund Institutional 3 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Global Value Fund Institutional 3 Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Value Fund Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Global Value Fund Institutional 3 Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Global Value Fund Institutional 3 Class | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Global Value Fund Institutional 3 Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Global Value Fund Institutional 2 Class | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Global Value Fund Institutional 2 Class | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Global Value Fund Institutional 2 Class | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund Institutional 2 Class | Procter and Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Global Value Fund Institutional 2 Class | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Value Fund Institutional 2 Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund Institutional 2 Class | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund Institutional 2 Class | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund Institutional 2 Class | Northern Star Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Value Fund Institutional 2 Class | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Value Fund Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Columbia Global Value Fund Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Global Value Fund Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Global Value Fund Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Global Value Fund Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Global Value Fund Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Global Value Fund Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Global Value Fund Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Global Value Fund Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Global Value Fund Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund Institutional 2 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.60%
Columbia Global Value Fund Institutional 2 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Global Value Fund Institutional 2 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Global Value Fund Institutional 2 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Global Value Fund Institutional 2 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Global Value Fund Institutional 2 Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Value Fund Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Global Value Fund Institutional 2 Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Global Value Fund Institutional 2 Class | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Global Value Fund Institutional 2 Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Global Value Fund Institutional Class | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Global Value Fund Institutional Class | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Global Value Fund Institutional Class | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund Institutional Class | Procter and Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Global Value Fund Institutional Class | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Value Fund Institutional Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund Institutional Class | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund Institutional Class | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund Institutional Class | Northern Star Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Value Fund Institutional Class | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Value Fund Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Columbia Global Value Fund Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Global Value Fund Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Global Value Fund Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Global Value Fund Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Global Value Fund Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Global Value Fund Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Global Value Fund Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Global Value Fund Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Global Value Fund Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.60%
Columbia Global Value Fund Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Global Value Fund Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Global Value Fund Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Global Value Fund Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Global Value Fund Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Value Fund Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Global Value Fund Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Global Value Fund Institutional Class | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Global Value Fund Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Global Value Fund Class C | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Global Value Fund Class C | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Global Value Fund Class C | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund Class C | Procter and Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Global Value Fund Class C | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Value Fund Class C | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund Class C | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund Class C | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund Class C | Northern Star Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Value Fund Class C | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Value Fund Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Columbia Global Value Fund Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Global Value Fund Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Global Value Fund Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Global Value Fund Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Global Value Fund Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Global Value Fund Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Global Value Fund Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Global Value Fund Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Global Value Fund Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.60%
Columbia Global Value Fund Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Global Value Fund Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Global Value Fund Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Global Value Fund Class C | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Global Value Fund Class C | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Value Fund Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Global Value Fund Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Global Value Fund Class C | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Global Value Fund Class C | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Global Value Fund Advisor Class | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Global Value Fund Advisor Class | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Global Value Fund Advisor Class | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund Advisor Class | Procter and Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Global Value Fund Advisor Class | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Value Fund Advisor Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund Advisor Class | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund Advisor Class | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund Advisor Class | Northern Star Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Value Fund Advisor Class | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Value Fund Advisor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Columbia Global Value Fund Advisor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Global Value Fund Advisor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Global Value Fund Advisor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Global Value Fund Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Global Value Fund Advisor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Global Value Fund Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Global Value Fund Advisor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Global Value Fund Advisor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Global Value Fund Advisor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund Advisor Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund Advisor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.60%
Columbia Global Value Fund Advisor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Global Value Fund Advisor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Global Value Fund Advisor Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Global Value Fund Advisor Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Global Value Fund Advisor Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Value Fund Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Global Value Fund Advisor Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Global Value Fund Advisor Class | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Global Value Fund Advisor Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Global Value Fund Class A | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Global Value Fund Class A | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Global Value Fund Class A | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund Class A | Procter and Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Global Value Fund Class A | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Value Fund Class A | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund Class A | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund Class A | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund Class A | Northern Star Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Value Fund Class A | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Value Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Columbia Global Value Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Global Value Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Global Value Fund Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Global Value Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Global Value Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Global Value Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Global Value Fund Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Global Value Fund Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Global Value Fund Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Global Value Fund Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.60%
Columbia Global Value Fund Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Global Value Fund Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Global Value Fund Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Global Value Fund Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Global Value Fund Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Global Value Fund Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Global Value Fund Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Global Value Fund Class A | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Global Value Fund Class A | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.10%